Average Annual Total Returns - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio	Apr. 30, 2025
VIP Real Estate Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.12%
Past 10 years	3.85%
IXWEJ
Average Annual Return:
Past 1 year	5.05%
Past 5 years	0.97%
Past 10 years	3.65%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%